UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                 Form 13F-HR/A


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  The filing referenced below was filed in error, and should be disregarded.


             Accession #:        0001162044-11-000586
             Submission Type:    13F-HR
             Filing Date:        07/07/2011


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